Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 8.9%
Commercial Services & Supplies - 1.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL
4.63%, 06/01/2028 (A)	$ 2,150,000	$ 2,157,312
Garda World Security Corp.
4.63%, 02/15/2027 (A)	1,750,000	1,756,510
GFL Environmental, Inc.
3.75%, 08/01/2025 (A)	150,000	154,313
4.25%, 06/01/2025 (A)	640,000	664,800

		4,732,935

Communications Equipment - 0.8%
Avaya, Inc.
6.13%, 09/15/2028 (A)	1,600,000	1,712,000
CommScope, Inc.
5.50%, 03/01/2024 (A)	400,000	411,436
6.00%, 03/01/2026 (A)	250,000	260,625

		2,384,061

Construction & Engineering - 0.2%
PowerTeam Services LLC
9.03%, 12/04/2025 (A)	417,000	459,259

Containers & Packaging - 0.3%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.00%, 10/15/2027 (A)	750,000	749,062

Diversified Telecommunication Services - 0.5%
Cablevision Lightpath LLC
3.88%, 09/15/2027 (A)	1,500,000	1,488,750

Health Care Providers & Services - 0.8%
Legacy LifePoint Health LLC
4.38%, 02/15/2027 (A)	500,000	501,250
6.75%, 04/15/2025 (A)	500,000	528,350
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	769,000	784,380
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	513,750

		2,327,730

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	1,765,000	1,777,867
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	800,000	820,768

		2,598,635

Household Products - 0.5%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	1,304,000	1,322,263

IT Services - 0.2%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (A)	500,000	528,750

	Principal	Value
IT Services (continued)
Machinery - 0.5%
Clark Equipment Co.
5.88%, 06/01/2025 (A)	$ 200,000	$ 211,750
Madison IAQ LLC
4.13%, 06/30/2028 (A)	1,273,000	1,274,871

		1,486,621

Media - 0.5%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	255,625
6.75%, 10/15/2027 (A)	400,000	426,796
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	100,000	100,038
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	250,000	253,913
6.63%, 06/01/2027 (A)	333,000	358,078

		1,394,450

Pharmaceuticals - 0.4%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (A)	1,000,000	1,028,750
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	250,000	256,352

		1,285,102

Professional Services - 0.7%
MoneyGram International, Inc.
5.38%, 08/01/2026 (A)	2,000,000	2,075,000

Software - 0.4%
Helios Software Holdings, Inc. / ION Corp. Solutions Finance SARL
4.63%, 05/01/2028 (A)	1,200,000	1,182,000

Transportation Infrastructure - 0.4%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.00%, 07/31/2029 (A)	1,000,000	1,001,250

Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (A)	250,000	256,250

Total Corporate Debt Securities (Cost $24,947,291)		25,272,118

LOAN ASSIGNMENTS - 86.0%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (B), 01/15/2025	246,256	245,179
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (B), 02/12/2027	98,750	97,351

		342,530

Air Freight & Logistics - 0.2%
RLG Holdings LLC
Term Loan,
3-Month LIBOR + 4.25%, 5.00% (B), 07/07/2028	598,485	597,487

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.3%
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (B), 12/11/2026	$ 417,823	$ 402,241
United Airlines, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (B), 04/21/2028	498,750	499,166

		901,407

Auto Components - 1.5%
Clarios Global, LP
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (B), 04/30/2026 (C)	1,468,551	1,455,701
First Brands Group LLC
Term Loan,
1-Month LIBOR + 5.00%, 6.00% (B), 03/30/2027	2,007,309	2,027,382
Mavis Tire Express Services Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (B), 05/04/2028	725,000	723,868

		4,206,951

Automobiles - 0.3%
CWGS Group LLC
Term Loan B,
1-Month LIBOR + 2.50%, 3.25% (B), 06/03/2028	194,513	192,081
Thor Industries, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 3.13% (B), 02/01/2026	588,695	588,106

		780,187

Biotechnology - 0.5%
Curium BidCo SARL
Term Loan B,
3-Month LIBOR + 4.00%, 4.15% (B), 07/09/2026 (C)	1,495,574	1,484,358

Building Products - 2.4%
Cornerstone Building Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (B), 04/12/2028 (C)	1,839,948	1,833,815
LBM Acquisition LLC
Delayed Draw Term Loan B2,
TBD, 12/17/2027 (C) (D)	83,333	82,162
Term Loan B2,
3-Month LIBOR + 3.75%, 4.50% (B), 12/17/2027	166,667	164,323
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.59% (B), 02/01/2027	870,897	859,739
Term Loan B1,
TBD, 05/12/2028 (C) (D)	350,000	346,208

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Tamko Building Products LLC
Term Loan B,
1-Month LIBOR + 3.00%, 2-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.09% - 3.13% (B), 06/01/2026	$ 1,974,912	$ 1,942,820
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.34% (B), 08/01/2025	669,089	662,677
Delayed Draw Term Loan,
TBD, 08/01/2025 (C) (D)	148,936	148,378
Term Loan,
TBD, 08/01/2025 (C) (D)	851,064	847,872

		6,887,994

Capital Markets - 2.8%
Blucora, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 05/22/2024	1,675,865	1,677,959
CRCI Longhorn Holdings, Inc.
1st Lien Term Loan,
TBD, 08/08/2025 (C) (D)	1,250,000	1,232,812
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (B), 04/09/2027	1,917,740	1,915,343
Illuminate Merger Sub Corp.
3-Month LIBOR + 3.50%, 4.00% (B), 06/30/2028	1,000,000	991,250
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 07/03/2024	375,884	370,011
RPI Intermediate Finance Trust
Term Loan B1,
1-Month LIBOR + 1.75%, 1.84% (B), 02/11/2027	122,124	121,615
Tiger Acquisition LLC
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (B), 06/01/2028 (C)	1,475,000	1,463,016
Victory Capital Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 2.39% (B), 07/01/2026	187,498	185,213

		7,957,219

Chemicals - 0.9%
Hexion, Inc.
Term Loan,
TBD, 07/01/2026 (C) (D)	1,000,000	997,500
Trinseo Materials Operating SCA
Term Loan B2,
1-Month LIBOR + 2.50%, 2.59% (B), 05/03/2028	400,000	395,000
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 2.50%, 2.59% - 2.65% (B), 03/13/2028	449,615	445,056

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 03/08/2025	$ 616,471	$ 560,989

		2,398,545

Commercial Services & Supplies - 6.4%
ADMI Corp.
Term Loan B2,
1-Month LIBOR + 3.12%, 3.63% (B), 12/23/2027	448,875	444,947
Term Loan B3,
1-Month LIBOR + 3.50%, 4.00% (B), 12/23/2027	1,000,000	995,714
APX Group, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.00% (B), 07/10/2028	1,000,000	992,500
Asurion LLC
Term Loan B8,
1-Month LIBOR + 3.25%, 3.34% (B), 12/23/2026	646,750	634,624
Term Loan B9,
1-Month LIBOR + 3.25%, 3.34% (B), 07/31/2027 (C)	1,099,750	1,079,588
BIFM Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 3.59% (B), 06/01/2026	1,499,459	1,478,841
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (B), 11/26/2026	1,195,458	1,180,942
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (B), 11/27/2026	297,000	297,000
Ensemble RCM LLC
Term Loan,
3-Month LIBOR + 3.75%, 3.88% (B), 08/03/2026 (C)	1,344,072	1,342,392
EWT Holdings III Corp.
Term Loan,
1-Month LIBOR + 2.50%, 2.63% (B), 04/01/2028	400,000	395,500
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 1.92% (B), 08/11/2025	362,316	355,522
GFL Environmental, Inc.
Term Loan,
TBD, 05/30/2025 (C) (D)	1,650,392	1,648,536
Harsco Corp.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (B), 03/05/2028	500,000	495,000
Jadex, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 5.50% (B), 02/18/2028 (C)	1,748,125	1,721,903
Prime Security Services Borrower LLC
Term Loan,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 3.50% (B), 09/23/2026 (C)	1,534,782	1,527,427
Spectrum Holdings III Corp.
1st Lien Term Loan,
TBD, 01/31/2025 (C) (D)	1,000,000	959,583

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (B), 03/01/2028 (C)	$ 1,997,500	$ 1,995,003
Technimark LLC
3-Month LIBOR + 3.75%, 4.75% (B), 06/30/2028	750,000	743,438

		18,288,460

Communications Equipment - 1.0%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.34% (B), 12/15/2027	342,100	342,589
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (B), 04/06/2026	2,179,063	2,159,996
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 5.50% (B), 11/01/2024	464,235	431,158

		2,933,743

Construction & Engineering - 3.0%
APi Group, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.59% (B), 10/01/2026	1,007,233	1,000,099
Artera Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (B), 03/06/2025	251,647	249,508
Term Loan,
TBD, 03/06/2025 (C) (D)	800,000	795,250
Osmose Utilities Services, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (B), 06/23/2028 (C)	1,500,000	1,484,374
Pike Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.10% (B), 01/21/2028 (C)	1,348,044	1,340,251
Refficiency Holdings LLC
Delayed Draw Term Loan,
3-Month LIBOR + 4.00%, 4.00% (B), 12/16/2027 (C)	161,970	161,902
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 12/16/2027 (C)	1,025,797	1,025,369
VM Consolidated, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 3.40% (B), 03/19/2028 (C)	1,349,125	1,341,367
WIN Waste Innovations Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (B), 03/24/2028	1,240,000	1,233,800

		8,631,920

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.8%
Forterra Finance LLC Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (B), 10/25/2023 (C)	$ 2,146,898	$ 2,144,483
US Concrete, Inc. Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (B), 05/26/2028	250,000	249,375

		2,393,858

Containers & Packaging - 7.5%
Anchor Glass Container Corp. 1st Lien Term Loan,
3-Month LIBOR + 2.75%, 3.75% (B), 12/07/2023	527,049	488,399
Ball Metalpack LLC 1st Lien Term Loan B,
3-Month LIBOR + 4.50%, 4.64% (B), 07/31/2025	695,690	691,342
Berlin Packaging LLC 1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.11% - 3.15% (B), 11/07/2025	1,112,616	1,096,970
Term Loan B,
3-Month LIBOR + 3.25%, 3.75% (B), 03/05/2028 (C)	999,375	990,319
Berry Global, Inc. Term Loan Z,
1-Month LIBOR + 1.75%, 1.85% (B), 07/01/2026	223,401	220,725
Canister International Group, Inc. Term Loan B,
1-Month LIBOR + 4.75%, 4.84% (B), 12/21/2026	198,492	198,554
Flex Acquisition Co., Inc. Term Loan,
3-Month LIBOR + 3.25%, 3.39% (B), 06/29/2025	674,298	664,184
3-Month LIBOR + 3.50%, 4.00% (B), 02/23/2028 (C)	1,082,566	1,072,127
Graham Packaging Co., Inc. Term Loan,
1-Month LIBOR + 3.00%, 3.75% (B), 08/04/2027 (C)	1,988,370	1,974,078
Klockner-Pentaplast of America, Inc. Term Loan B,
3-Month LIBOR + 4.75%, 5.25% (B), 02/12/2026	598,500	598,001
Liqui-Box Holdings, Inc. Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 02/26/2027	247,500	236,569
Packaging Coordinators Midco, Inc. 1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.25% (B), 11/30/2027 (C)	2,199,500	2,196,751
Plastipak Packaging, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 2.60% (B), 10/14/2024	575,369	571,629

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Plaze, Inc. Term Loan,
1-Month LIBOR + 3.75%, 4.50% (B), 08/03/2026	$ 248,750	$ 246,884
Pregis TopCo Corp. 1st Lien Term Loan,
1-Month LIBOR + 4.00%, 4.09% (B), 07/31/2026 (C)	1,373,106	1,371,733
Term Loan,
1-Month LIBOR + 4.00%, 4.50% (B), 07/31/2026	375,000	374,688
Printpack Holdings, Inc. Term Loan,
1-Month LIBOR + 3.00%, 4.00% (B), 07/26/2023	598,965	595,222
Proampac PG Borrower LLC Term Loan,
1-Month LIBOR + 3.75%, 3-Month LIBOR + 3.75%, 4.50% (B), 11/03/2025 (C)	1,498,750	1,496,127
Reynolds Consumer Products LLC Term Loan,
1-Month LIBOR + 1.75%, 1.84% (B), 02/04/2027	389,830	385,395
Reynolds Group Holdings, Inc. Term Loan,
TBD, 02/05/2023 (C) (D)	1,150,000	1,145,847
Tosca Services LLC Term Loan,
1-Month LIBOR + 3.50%, 4.25% (B), 08/18/2027	1,725,408	1,721,095
TricorBraun Holdings, Inc. Delayed Draw Term Loan,
3-Month LIBOR + 3.25%, 3.25% - 3.75% (B), 03/03/2028 (C)	190,513	188,584
Term Loan,
3-Month LIBOR + 3.25%, 3.75% (B), 03/03/2028 (C)	1,020,467	1,010,134
Trident TPI Holdings, Inc. Term Loan B1,
3-Month LIBOR + 3.00%, 4.00% (B), 10/17/2024	1,796,647	1,789,536

		21,324,893

Diversified Consumer Services - 1.6%
Mister Car Wash Holdings, Inc. Term Loan B,
TBD, 05/14/2026 (C) (D)	925,000	919,090
Pre-Paid Legal Services, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.34% (B), 05/01/2025	700,000	691,600
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 05/01/2025	797,990	795,995
USS Ultimate Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 08/25/2024	748,936	749,404
William Morris Endeavor Entertainment LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.85% (B), 05/18/2025	1,493,031	1,451,507

		4,607,596

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services - 2.1%
AlixPartners LLP Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (B), 02/04/2028	$ 1,845,375	$ 1,833,841
BCP Raptor II LLC 1st Lien Term Loan,
1-Month LIBOR + 4.75%, 4.84% (B), 11/03/2025	431,119	420,341
Messer Industries GmbH Term Loan,
3-Month LIBOR + 2.50%, 2.65% (B), 03/01/2026	634,752	628,563
NAB Holdings LLC Repriced Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 07/01/2024	1,298,458	1,295,861
NBG Acquisition, Inc. Term Loan,
3-Month LIBOR + 5.50%, 6.50% (B), 04/26/2024	463,065	409,813
Russell Investments US Institutional Holdco, Inc. Term Loan,
3-Month LIBOR + 3.00%, 6-Month LIBOR + 3.00%, 4.00% - 4.50% (B), 05/30/2025 (C)	1,489,765	1,482,626

		6,071,045

Diversified Telecommunication Services - 0.5%
CenturyLink, Inc. Term Loan B,
1-Month LIBOR + 2.25%, 2.34% (B), 03/15/2027	290,575	285,611
Global Tel*Link Corp. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.34% (B), 11/29/2025	575,653	530,608
Virgin Media Bristol LLC Term Loan N,
1-Month LIBOR + 2.50%, 2.59% (B), 01/31/2028	225,000	221,469
Term Loan Q,
TBD, 01/31/2029 (C) (D)	232,278	230,992

		1,268,680

Electrical Equipment - 0.1%
Electrical Components International, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.34% (B), 06/26/2025	315,567	311,820

Electronic Equipment, Instruments & Components - 0.7%
Badger Buyer Corp. Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 09/30/2024	433,549	422,710
Electro Rent Corp. 1st Lien Term Loan,
3-Month LIBOR + 5.00%, 6.00% (B), 01/31/2024 (C)	1,573,080	1,574,063

		1,996,773

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts - 0.2%
iStar, Inc. Term Loan B,
1-Month LIBOR + 2.75%, 2.85% (B), 06/28/2023	$ 415,609	$ 413,272

Food & Staples Retailing - 0.6%
BJ’s Wholesale Club, Inc. 1st Lien Term Loan,
1-Month LIBOR + 2.00%, 2.10% (B), 02/03/2024	46,570	46,478
BW Gas & Convenience Holdings LLC Term Loan B,
1-Month LIBOR + 3.50%, 4.00% (B), 03/17/2028	750,000	750,000
Chef’s Warehouse Leasing Co. LLC Term Loan,
1-Month LIBOR + 5.50%, 5.59% (B), 06/22/2025	178,955	179,403
Hostess Brands LLC Term Loan,
1-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (B), 08/03/2025	682,256	677,992

		1,653,873

Food Products - 2.5%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.59% (B), 10/01/2025	864,346	858,728
B&G Foods, Inc. Term Loan B4,
1-Month LIBOR + 2.50%, 2.59% (B), 10/10/2026 (C)	1,680,300	1,677,899
C.J. Foods, Inc. Term Loan B,
1-Month LIBOR + 6.00%, 7.00% (B), 03/16/2027	148,496	145,898
Dessert Holdings, Inc. Delayed Draw Term Loan,
TBD, 06/07/2028 (C) (D)	39,474	39,243
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 06/07/2028 (C)	421,053	418,597
Dole Food Co., Inc. Term Loan B,
1-Month LIBOR + 2.75%, Prime Rate + 1.75%, 5.00% (B), 04/06/2024	1,142,481	1,139,910
Froneri International Ltd. Term Loan,
1-Month LIBOR + 2.25%, 2.34% (B), 01/29/2027	242,550	237,964
Nomad Foods Europe Midco Ltd. Term Loan B4,
1-Month LIBOR + 2.25%, 2.34% (B), 05/15/2024	475,327	471,242
Shearer’s Foods, Inc. Term Loan,
3-Month LIBOR + 3.50%, 4.25% (B), 09/23/2027	1,970,214	1,968,736
WEI Sales LLC Term Loan B,
1-Month LIBOR + 3.00%, 3.09% (B), 03/21/2025	210,186	209,135

		7,167,352

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 1.8%
Agiliti Health, Inc. Term Loan,
1-Month LIBOR + 2.75%, 2.88% (B), 01/04/2026	$ 646,061	$ 638,793
1-Month LIBOR + 2.75%, 3.50% (B), 01/04/2026	1,710,946	1,701,322
Carestream Dental Equipment, Inc. 1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (B), 09/01/2024	543,120	541,423
Ortho-Clinical Diagnostics SA Term Loan B,
1-Month LIBOR + 3.00%, 3.10% (B), 06/30/2025	2,046,015	2,036,881
YI LLC 1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.00% (B), 11/07/2024	222,553	218,102

		5,136,521

Health Care Providers & Services - 6.4%
AHP Health Partners, Inc. Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 06/30/2025	548,941	549,421
Gentiva Health Services, Inc. Term Loan,
1-Month LIBOR + 2.75%, 2.88% (B), 07/02/2025	2,000,000	1,991,250
Heartland Dental LLC 1st Lien Term Loan,
TBD, 04/30/2025 (C) (D)	750,000	741,211
Term Loan,
1-Month LIBOR + 4.00%, 4.09% (B), 04/30/2025	500,000	498,215
Midwest Physician Administrative Services LLC Term Loan,
3-Month LIBOR + 3.00%, 3.75% (B), 03/12/2028 (C)	1,746,250	1,733,153
Pacific Dental Services LLC Term Loan,
1-Month LIBOR + 3.50%, 4.25% (B), 05/05/2028	150,000	150,063
Pathway Vet Alliance LLC Term Loan,
1-Month LIBOR + 3.75%, 3.84% (B), 03/31/2027	1,406,414	1,398,378
Pearl Intermediate Parent LLC 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.84% (B), 02/14/2025	637,750	628,184
Term Loan,
1-Month LIBOR + 3.25%, 3.34% (B), 02/14/2025	1,000,000	985,000
PetVet Care Centers LLC Term Loan B3,
1-Month LIBOR + 3.50%, 4.25% (B), 02/14/2025	197,985	197,325
Quorum Health Corp. Term Loan,
3-Month LIBOR + 6.50%, 3-Month LIBOR + 8.25%, 7.50% - 9.25% (B), 04/29/2025	1,349,877	1,360,001

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
RadNet, Inc. Term Loan,
3-Month LIBOR + 3.00%, Prime Rate + 2.00%, 3.75% - 5.25% (B), 04/22/2028 (C)	$ 1,846,521	$ 1,836,629
RegionalCare Hospital Partners Holdings, Inc. Term Loan B,
TBD, 11/16/2025 (C) (D)	1,518,459	1,504,961
Sound Inpatient Physicians 1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.84% (B), 06/27/2025	498,715	495,348
Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (B), 06/27/2025	250,000	248,438
Southern Veterinary Partners LLC Term Loan,
3-Month LIBOR + 4.00%, 5.00% (B), 10/05/2027	218,598	219,145
Surgery Center Holdings, Inc. Term Loan,
1-Month LIBOR + 3.75%, 4.50% (B), 08/31/2026 (C)	1,497,461	1,496,124
Women’s Care Enterprises LLC Term Loan,
3-Month LIBOR + 4.50%, 5.25% (B), 01/15/2028	500,000	498,594
WP CityMD Bidco LLC Term Loan B,
6-Month LIBOR + 3.75%, 4.50% (B), 08/13/2026	1,738,788	1,737,339

		18,268,779

Health Care Technology - 0.7%
Change Healthcare Holdings LLC Term Loan B,
1-Month LIBOR + 2.50%, 3.50% (B), 03/01/2024	1,976,599	1,972,782

Hotels, Restaurants & Leisure - 3.4%
Caesars Resort Collection LLC 1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (B), 12/23/2024	339,181	334,988
ClubCorp Holdings, Inc. Term Loan B,
3-Month LIBOR + 2.75%, 2.90% (B), 09/18/2024 (C)	950,685	894,832
Flynn Restaurant Group, LP 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.59% (B), 06/27/2025	578,535	572,026
Hilton Grand Vacations Borrower LLC Term Loan B,
TBD, 05/19/2028 (C) (D)	1,756,104	1,749,519
IRB Holding Corp. Term Loan,
TBD, 12/15/2027 (C) (D)	1,000,000	995,893
Term Loan B,
3-Month LIBOR + 2.75%, 3.75% (B), 02/05/2025	297,692	295,725

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.34% (B), 10/20/2025 (C)	$ 1,694,911	$ 1,624,996
Penn National Gaming, Inc. Term Loan A,
1-Month LIBOR + 1.50%, 2.25% (B), 10/19/2023	650,375	646,636
Scientific Games International, Inc. Term Loan B5,
1-Month LIBOR + 2.75%, 2.84% (B), 08/14/2024 (C)	1,249,356	1,228,533
United PF Holdings LLC 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.15% (B), 12/30/2026	1,076,522	1,025,387
Term Loan,
3-Month LIBOR + 8.50%, 9.50% (B), 12/30/2026	198,500	198,500

		9,567,035

Household Durables - 2.5%
ACProducts, Inc. Term Loan B,
6-Month LIBOR + 4.25%, 4.75% (B), 05/05/2028 (C)	1,165,000	1,156,471
American Residential Services LLC Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (B), 10/15/2027	498,747	497,500
Hoffmaster Group, Inc. 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.00% (B), 11/21/2023	472,412	453,122
Instant Brands Holdings, Inc. Term Loan,
3-Month LIBOR + 5.00%, 5.75% (B), 04/12/2028 (C)	2,000,000	1,990,000
Libbey Glass, Inc. Term Loan,
3-Month LIBOR + 8.00%, 9.00% (B), 11/13/2025	650,483	669,997
Lifetime Brands, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 02/28/2025	617,848	616,304
SIWF Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.34% (B), 06/15/2025 (C)	1,595,680	1,595,680

		6,979,074

Household Products - 2.0%
Conair Holdings LLC Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (B), 05/17/2028 (C)	2,330,016	2,322,005

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products (continued)
Diamond BV Term Loan,
2-Month LIBOR + 3.00%, 3.09% (B), 09/06/2024 (C)	$ 1,996,134	$ 1,977,420
Energizer Holdings, Inc. Term Loan,
1-Month LIBOR + 2.25%, 2.75% (B), 12/22/2027	248,750	246,884
Journey Personal Care Corp. Term Loan B,
3-Month LIBOR + 4.25%, 5.00% (B), 03/01/2028	700,000	700,438
Safety Products / JHC Acquisition Corp. 1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.59% (B), 06/26/2026	431,658	416,550
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 4.59% (B), 06/26/2026	23,333	22,517

		5,685,814

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Construction Finance Co., LP Term Loan B,
1-Month LIBOR + 2.00%, 2.09% (B), 01/15/2025	947,768	932,604

Industrial Conglomerates - 0.3%
Magenta Buyer LLC 1st Lien Term Loan,
TBD, 05/03/2028 (C) (D)	770,000	766,342

Insurance - 1.7%
Acrisure LLC
TBD, 02/15/2027 (C) (D)	500,000	495,625
Term Loan B,
2-Month LIBOR + 3.50%, 3.61% (B), 02/15/2027	646,725	635,138
Alliant Holdings Intermediate LLC Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (B), 05/09/2025 (C)	1,373,190	1,355,024
AmWINS Group, Inc. Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (B), 02/19/2028	1,000,000	984,107
Hub International Ltd. Term Loan B,
3-Month LIBOR + 2.75%, 2.86% - 2.88% (B), 04/25/2025 (C)	1,248,082	1,228,935

		4,698,829

IT Services - 1.9%
CoreLogic, Inc. Term Loan,
1-Month LIBOR + 3.50%, 4.00% (B), 06/02/2028	500,000	496,875
Flexential Intermediate Corp. 1st Lien Term Loan,
3-Month LIBOR + 3.50%, 3.65% (B), 08/01/2024	375,179	343,155

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Peraton Corp. Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (B), 02/01/2028	$ 423,938	$ 423,054
Rackspace Technology Global, Inc. Term Loan,
3-Month LIBOR + 2.75%, 3.50% (B), 02/15/2028 (C)	1,854,872	1,831,686
Tempo Acquisition LLC Term Loan,
TBD, 11/02/2026 (C) (D)	1,000,000	997,750
1-Month LIBOR + 2.75%, 2.84% (B), 05/01/2024	29,583	29,512
Vestcom Parent Holdings, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.00% (B), 12/19/2023	707,094	702,233
Xerox Business Services LLC Term Loan B,
1-Month LIBOR + 2.50%, 2.59% (B), 12/07/2023	497,396	490,349

		5,314,614

Leisure Products - 1.4%
Bombardier Recreational Products, Inc. Term Loan,
1-Month LIBOR + 2.00%, 2.09% (B), 05/24/2027	490,038	482,619
Polaris Newco LLC Term Loan B,
6-Month LIBOR + 4.00%, 4.50% (B), 06/02/2028 (C)	1,000,000	998,375
SP PF Buyer LLC Term Loan,
1-Month LIBOR + 4.50%, 4.59% (B), 12/22/2025	1,169,248	1,156,094
SRAM LLC Term Loan B,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 6-Month LIBOR + 2.75%, 3.25% (B), 05/12/2028	1,227,273	1,220,625

		3,857,713

Life Sciences Tools & Services - 1.5%
Parexel International Corp. Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (B), 09/27/2024 (C)	2,194,501	2,185,982
PPD, Inc. Term Loan,
1-Month LIBOR + 2.25%, 2.75% (B), 01/13/2028	2,119,688	2,113,063

		4,299,045

Machinery - 3.0%
Alliance Laundry Systems LLC Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (B), 10/08/2027	978,242	977,172

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Clark Equipment Co. Term Loan,
3-Month LIBOR + 2.25%, 2.40% (B), 05/18/2024	$ 249,375	$ 248,128
Columbus McKinnon Corp. Term Loan B,
3-Month LIBOR + 2.75%, 3.25% (B), 05/14/2028	500,000	497,500
Filtration Group Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3.09% (B), 03/29/2025 (C)	1,997,327	1,974,580
GrafTech Finance, Inc. Term Loan B,
1-Month LIBOR + 3.00%, 3.50% (B), 02/12/2025	127,477	127,318
Hillman Group, Inc. Delayed Draw Term Loan,
1-Month LIBOR + 2.75%, 0.50% - 3.25% (B), 07/14/2028 (C)	196,275	194,901
Term Loan B1,
1-Month LIBOR + 2.75%, 3.25% (B), 07/14/2028 (C)	965,308	958,550
Ingersoll-Rand Services Co. Term Loan,
1-Month LIBOR + 1.75%, 1.84% (B), 03/01/2027	246,875	242,208
Madison IAQ LLC Term Loan,
3-Month LIBOR + 3.25%, 3.75% (B), 06/21/2028 (C)	500,000	495,521
Patriot Container Corp. 1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 03/20/2025	549,034	544,916
Vertiv Group Corp. Term Loan B,
1-Month LIBOR + 2.75%, 2.85% (B), 03/02/2027 (C)	1,055,287	1,044,923
Welbilt, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 2.59% (B), 10/23/2025	1,250,000	1,238,281

		8,543,998

Media - 8.2%
A-L Parent LLC 1st Lien Term Loan,
TBD, 12/01/2023 (C) (D)	1,000,000	946,562
Arches Buyer, Inc. Term Loan B,
1-Month LIBOR + 3.25%, 3.75% (B), 12/06/2027	1,545,997	1,534,679
Atlantic Broadband Finance LLC
TBD, 07/28/2028 (C) (D)	2,000,000	1,992,500
AVSC Holding Corp. Term Loan B1,
6-Month LIBOR + 3.25%, 4.25% (B), 03/03/2025 (C)	182,015	162,449

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Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Block Communications, Inc. Term Loan,
3-Month LIBOR + 2.25%, 2.40% (B), 02/25/2027	$ 148,125	$ 147,292
Charter Communications Operating LLC Term Loan B2,
1-Month LIBOR + 1.75%, 1.85% (B), 02/01/2027	691,206	682,758
CSC Holdings LLC Term Loan B1,
1-Month LIBOR + 2.25%, 2.34% (B), 07/17/2025	494,832	486,379
Diamond Sports Group LLC Term Loan,
1-Month LIBOR + 3.25%, 3.35% (B), 08/24/2026 (C)	407,721	223,864
DirecTV Financing LLC
TBD, 07/22/2027 (C) (D)	550,000	548,762
E.W. Scripps Co. Term Loan B2,
1-Month LIBOR + 2.56%, 3.31% (B), 05/01/2026	193,523	192,037
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (B), 01/07/2028 (C)	1,349,688	1,344,907
Gray Television, Inc. Term Loan B,
1-Month LIBOR + 2.25%, 2.35% (B), 02/07/2024	1,250,000	1,239,732
LCPR Loan Financing LLC Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (B), 10/15/2028	855,000	855,214
Meredith Corp. Term Loan B,
3-Month LIBOR + 4.25%, 5.25% (B), 01/31/2025	99,000	100,918
Term Loan B2,
1-Month LIBOR + 2.50%, 2.59% (B), 01/31/2025	2,090,577	2,074,151
MH Sub I LLC 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.59% (B), 09/13/2024	997,409	989,679
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 09/13/2024	545,867	545,525
Mission Broadcasting, Inc. Term Loan B,
1-Month LIBOR + 2.50%, 2.60% (B), 05/26/2028	150,000	148,437
NAI Entertainment Holdings LLC Term Loan B,
TBD, 05/08/2025 (C) (D)	637,219	621,288
Nexstar Broadcasting, Inc. Term Loan B4,
1-Month LIBOR + 2.50%, 2.60% (B), 09/18/2026	799,054	790,898
Numericable Group SA Term Loan B11,
3-Month LIBOR + 2.75%, 2.88% (B), 07/31/2025	787,938	768,831

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Quincy Newspapers, Inc. Term Loan B,
1-Month LIBOR + 3.00%, Prime Rate + 2.00%, 5.25% (B), 10/02/2022 (C)	$ 1,015,669	$ 1,013,130
Sinclair Television Group, Inc. Term Loan B2B,
1-Month LIBOR + 2.50%, 2.60% (B), 09/30/2026	491,250	483,390
Terrier Media Buyer, Inc. Term Loan,
1-Month LIBOR + 3.50%, 3.59% (B), 12/17/2026	1,240,645	1,226,882
Univision Communications, Inc. Term Loan B,
TBD, 05/05/2028 (C) (D)	150,000	149,313
Term Loan C5,
1-Month LIBOR + 2.75%, 3.75% (B), 03/15/2024 (C)	1,358,837	1,354,308
UPC Financing Partnership Term Loan AX,
1-Month LIBOR + 3.00%, 3.09% (B), 01/31/2029 (C)	1,582,015	1,565,453
WMG Acquisition Corp. Term Loan G,
1-Month LIBOR + 2.12%, 2.22% (B), 01/20/2028	432,889	426,869
Ziggo Financing Partnership Term Loan I,
1-Month LIBOR + 2.50%, 2.59% (B), 04/30/2028 (C)	769,000	755,782

		23,371,989

Multi-Utilities - 0.7%
Solenis Holdings LLC 1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.14% (B), 06/26/2025	1,988,421	1,985,935

Multiline Retail - 0.1%
Highline Aftermarket Acquisition LLC Term Loan B,
3-Month LIBOR + 4.50%, 5.25% (B), 11/09/2027	264,338	264,668

Oil, Gas & Consumable Fuels - 0.9%
BCP Raptor LLC Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 06/24/2024	501,337	495,210
Citgo Petroleum Corp. Term Loan B,
TBD, 03/28/2024 (C) (D)	750,000	750,469
EG America LLC Term Loan,
3-Month LIBOR + 4.00%, 4.15% (B), 02/07/2025 (C)	747,444	741,437
EG Group Ltd. Term Loan,
3-Month LIBOR + 4.25%, 4.75% (B), 03/31/2026	399,338	399,089

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Phoenix Services International LLC Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 03/01/2025	$ 213,586	$ 212,718
Prairie ECI Acquiror, LP Term Loan B,
1-Month LIBOR + 4.75%, 4.84% (B), 03/11/2026	2,163	2,098

		2,601,021

Paper & Forest Products - 0.7%
Clearwater Paper Corp. Term Loan B,
1-Month LIBOR + 3.00%, 3.13% (B), 07/26/2026	514,846	512,915
Dunn Paper, Inc. 1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.25% (B), 08/26/2022	894,815	844,855
Pixelle Specialty Solutions LLC Term Loan B,
1-Month LIBOR + 6.50%, 7.50% (B), 10/31/2024	607,861	607,101

		1,964,871

Personal Products - 0.6%
Knowlton Development Corp., Inc. Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (B), 12/22/2025 (C)	1,477,538	1,459,685
Kronos Acquisition Holdings, Inc. Term Loan B,
3-Month LIBOR + 3.75%, 4.25% (B), 12/22/2026	149,250	147,464
Prestige Brands, Inc. Term Loan B,
1-Month LIBOR + 2.00%, 2.50% (B), 07/03/2028	150,000	149,288

		1,756,437

Pharmaceuticals - 2.1%
Alphabet Holding Co., Inc. 1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.59% (B), 09/26/2024	2,953,706	2,948,989
Amneal Pharmaceuticals LLC Term Loan B,
1-Month LIBOR + 3.50%, 3.63% (B), 05/04/2025	476,073	458,815
Bausch Health Cos., Inc. Term Loan B,
TBD, 06/02/2025 (C) (D)	850,000	843,536
1-Month LIBOR + 2.75%, 2.84% (B), 11/27/2025	647,611	641,135
Elanco Animal Health, Inc. Term Loan B,
1-Month LIBOR + 1.75%, 1.85% (B), 08/02/2027	228,265	223,945

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL Term Loan,
3-Month LIBOR + 5.00%, 5.75% (B), 03/27/2028	$ 498,750	$ 485,658
Organon & Co. Term Loan,
3-Month LIBOR + 3.00%, 3.50% (B), 06/02/2028	475,000	473,590

		6,075,668

Professional Services - 0.7%
Ankura Consulting Group LLC Term Loan,
1-Month LIBOR + 4.50%, 5.25% (B), 03/17/2028	250,000	250,000
Everi Payments, Inc. Term Loan B,
3-Month LIBOR + 2.75%, 3.50% (B), 05/09/2024 (C)	1,638,276	1,630,378

		1,880,378

Real Estate Management & Development - 2.1%
Brookfield WEC Holdings, Inc. Term Loan,
1-Month LIBOR + 2.75%, 3.25% (B), 08/01/2025	1,343,480	1,323,328
CityCenter Holdings LLC Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (B), 04/18/2024	439,579	438,137
Cushman & Wakefield US Borrower LLC Term Loan B,
1-Month LIBOR + 2.75%, 2.84% (B), 08/21/2025	959,262	944,074
RE/MAX International, Inc. Term Loan B,
3-Month LIBOR + 2.50%, 3.00% (B), 07/21/2028	2,139,745	2,131,721
Realogy Group LLC Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (B), 02/08/2025	640,810	637,473
Redstone Buyer LLC Term Loan,
3-Month LIBOR + 4.75%, 5.50% (B), 04/27/2028	521,065	517,808

		5,992,541

Software - 3.8%
Altium Packaging LLC Term Loan B,
1-Month LIBOR + 2.75%, 3.25% (B), 02/03/2028 (C)	1,299,250	1,284,904
Ceridian HCM Holding, Inc. Term Loan B,
1-Week LIBOR + 2.50%, 2.58% (B), 04/30/2025	987,401	968,270
Epicor Software Corp. Term Loan,
1-Month LIBOR + 3.25%, 4.00% (B), 07/30/2027 (C)	1,245,612	1,241,461

Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Helios Software Holdings, Inc. Term Loan B,
6-Month LIBOR + 3.75%, 3.92% (B), 03/11/2028	$ 455,714	$ 452,724
LogMeIn, Inc. Term Loan B,
1-Month LIBOR + 4.75%, 4.85% (B), 08/31/2027 (C)	1,322,750	1,316,411
MA FinanceCo. LLC Term Loan B3,
1-Month LIBOR + 2.75%, 2.84% (B), 06/21/2024	54,687	53,388
Quest Software US Holdings, Inc. 1st Lien Term Loan,
3-Month LIBOR + 4.25%, 4.38% (B), 05/16/2025 (C)	1,196,682	1,194,439
Seattle Spinco, Inc. Term Loan B3,
1-Month LIBOR + 2.75%, 2.84% (B), 06/21/2024	369,315	360,544
Sophia, LP 1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 10/07/2027	1,594,494	1,592,215
SS&C European Holdings SARL Term Loan B4,
1-Month LIBOR + 1.75%, 1.84% (B), 04/16/2025	337,516	332,158
SS&C Technologies, Inc. Term Loan B3,
1-Month LIBOR + 1.75%, 1.84% (B), 04/16/2025	426,057	419,293
Ultimate Software Group, Inc. Term Loan,
3-Month LIBOR + 3.25%, 4.00% (B), 05/04/2026	348,250	347,960
Term Loan B,
1-Month LIBOR + 3.75%, 3.84% (B), 05/04/2026	1,343,065	1,342,225

		10,905,992

Specialty Retail - 1.9%
Apro LLC Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 11/14/2026	1,249,375	1,243,909
Great Outdoors Group LLC Term Loan B,
6-Month LIBOR + 4.25%, 5.00% (B), 03/06/2028	1,746,250	1,746,250
PetSmart, Inc. Term Loan B,
6-Month LIBOR + 3.75%, 4.50% (B), 02/12/2028	1,200,000	1,198,500
Rent-A-Center, Inc. Term Loan B,
1-Month LIBOR + 4.00%, 4.75% (B), 02/17/2028	249,375	249,811

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Staples, Inc. Term Loan B2,
3-Month LIBOR + 4.50%, 4.68% (B), 09/12/2024	$ 384,582	$ 376,959
WOOF Holdings, Inc. 1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 12/21/2027	598,500	596,256

		5,411,685

Technology Hardware, Storage & Peripherals - 0.5%
Diebold, Inc. Term Loan B,
1-Month LIBOR + 2.75%, 2.88% (B), 11/06/2023	496,959	486,399
NCR Corp. Term Loan,
3-Month LIBOR + 2.50%, 2.63% (B), 08/28/2026 (C)	891,000	872,066

		1,358,465

Textiles, Apparel & Luxury Goods - 0.6%
Augusta Sportswear Group, Inc. Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 10/26/2023	300,107	294,855
Kontoor Brands, Inc. Term Loan B,
1-Month LIBOR + 4.25%, 4.35% (B), 05/15/2026	799,250	797,252
Men’s Wearhouse, Inc. Term Loan,
1-Month LIBOR + 8.00%, 9.00% (B), 12/01/2025	412,469	345,443
Varsity Brands, Inc. Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 12/15/2024	183,660	178,347

		1,615,897

Transportation Infrastructure - 0.2%
First Student Bidco, Inc. Term Loan B,
TBD, 07/21/2028 (C) (D)	365,196	362,326
Term Loan C,
TBD, 07/21/2028 (C) (D)	134,804	133,745

		496,071

Total Loan Assignments (Cost $245,626,445)		244,324,731

	Shares	Value

COMMON STOCKS - 0.0% (E)
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (F) (G) (H)	21,887	0

Household Durables - 0.0% (E)
API Heat Transfer Intermediate Corp. (H)	889,572	1
LG Parent Holdco, Inc. (H)	30,405	101,349

		101,350

Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued) (E)
Software - 0.0% (E)
Avaya Holdings Corp. (I)	4	$ 97

Textiles, Apparel & Luxury Goods - 0.0% (E)
Men’s Wearhouse, Inc. (H)	7,650	7,650

Total Common Stocks (Cost $375,455)		109,097

PREFERRED STOCKS - 0.1%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp.,
0.00% (F) (H)	189,500	0
LG Parent Holdco, Inc.,
0.00% (H)	4,064	357,665

Total Preferred Stocks (Cost $372,397)		357,665

EXCHANGE-TRADED FUNDS - 1.3%
U.S. Fixed Income Funds - 1.3%
Invesco Senior Loan ETF	80,900	1,782,227
SPDR Blackstone Senior Loan ETF	38,200	1,750,324

Total Exchange-Traded Funds (Cost $3,503,422)		3,532,551

Principal	Value
REPURCHASE AGREEMENT - 28.3%

Fixed Income Clearing Corp., 0.00% (J), dated 07/30/2021, to be repurchased at $80,462,949 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $82,072,248.

$ 80,462,949	$ 80,462,949

Total Repurchase Agreement (Cost $80,462,949)	80,462,949

Total Investments (Cost $355,287,959)	354,059,111
Net Other Assets (Liabilities) - (24.6)%	(69,944,965)

Net Assets - 100.0%	$ 284,114,146

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$25,272,118	$—	$25,272,118
Loan Assignments	—	244,324,731	—	244,324,731
Common Stocks	97	109,000	0	109,097
Preferred Stocks	—	357,665	—	357,665
Exchange-Traded Funds	3,532,551	—	—	3,532,551
Repurchase Agreement	—	80,462,949	—	80,462,949

Total Investments	$3,532,648	$350,526,463	$0	$354,059,111

Transamerica Funds	Page 12

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $25,272,118, representing 8.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the security represents unsettled loan commitments at July 31, 2021 where the rate will be determined at time of settlement.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Securities deemed worthless.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $466,665, representing 0.2% of the Fund’s net assets.
(I)	Non-income producing security.
(J)	Rate disclosed reflects the yield at July 31, 2021.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

Transamerica Funds	Page 13

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 14